Northern Funds
                               Money Market Funds
                          Supplement To the Prospectus
                            dated September 20, 1999
                          and redated January 26, 2000


1. The following replaces the paragraph under "Principal Investment Strategies and Risks-Investment Strategies" on page 5 for the U.S. Government Money Market Fund:

INVESTMENT STRATEGIES. The Fund seeks its objective by investing at least 65% of its total assets in:

     - Securities issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities; and

     -    Repurchase agreements relating to such securities.

Subject to the foregoing policy, the Fund may also invest in custodial receipts representing interests in U.S. government securities.


2. The following replaces the second paragraph under "Principal Investment Strategies and Risks-Investment Strategies" on page 6 for the Tax-Exempt Money Market Fund:

Under normal market conditions, at least 80% of the Fund's annual gross income will be derived from municipal instruments. Interest earned by the Fund on AMT obligations ("private activity bonds") the interest on which may be treated as an item of tax preference to shareholders under the Federal alternative minimum tax, will not be deemed to have been derived from municipal instruments for the purposes of determining whether the Fund meets this policy. For shareholders subject to AMT, a limited portion of the Fund's dividends may be subject to Federal tax.


3. The following replaces the first sentence of the paragraph under "Principal Investment Strategies and Risks--Risks" on page 6 for the Tax-Exempt Money Market Fund:

RISKS. These primary investment risks apply to the Fund: stable NAV, interest rate/maturity, credit, prepayment, debt extension, counterparty failure, guarantor, project/industrial development bond and tax risks.

4. The following replaces the third paragraph under "Principal Investment Strategies and Risks - Investment Strategies" on page 7 for the Municipal Money Market Fund:

The Fund is not limited in the amount of its assets that may be invested in AMT obligations ("private activity bonds") the interest on which may be treated as an item of tax preference to shareholders under the Federal alternative minimum tax. For shareholders subject to AMT, a significant portion of the Fund's dividends may be subject to Federal tax.


5. The following replaces the first sentence of the paragraph under "Principal Investment Strategies and Risks - Risks" on page 7 for the Municipal Money Market Fund:

RISKS. These primary investment risks apply to the Fund: stable NAV, interest rate/maturity, credit, prepayment, debt extension, counterparty failure, guarantor, project/industrial development bond and tax risks.

6. The following replaces the third and fourth paragraphs under "Principal Investment Strategies and Risks - Investment Strategies" on page 8 for the California Municipal Money Market Fund:

The Fund is not limited in the amount of its assets that may be invested in AMT obligations ("private activity bonds") the interest on which may be treated as an item of tax preference to shareholders under the Federal alternative minimum tax. For shareholders subject to AMT, a significant portion of the Fund's dividends may be subject to Federal tax.

The Fund is "non-diversified" under the Investment Company Act of 1940 (the "1940 Act"), and may invest more of its assets in fewer issuers than "diversified" mutual funds.


7. The following replaces the first sentence of the paragraph under "Principal Investment Strategies and Risks - Risks" on page 8 for the California Municipal Money Market Fund:

RISKS. These primary investment risks apply to the Fund: stable NAV, interest rate/maturity, credit, prepayment, debt extension, counterparty failure, guarantor, California-specific, project/industrial development bond, tax and non-diversification risks.


8. The following replaces the first paragraph under "Risks that apply primarily to the Municipal Money Market, Tax-Exempt Money Market and California Municipal Money Market Funds" on page 10:

- CALIFORNIA-SPECIFIC RISK is the risk that a Fund that invests more than 25% of its assets in California municipal instruments will be more exposed to negative political or economic factors in California than a Fund that invests more widely. California's economy is largely composed of high technology manufacturing and services, including computer software, electronic manufacturing and motion picture/television production, and other services, entertainment and tourism, and both residential and commercial construction. The exposure to these industries leaves California vulnerable to an economic slowdown associated with business cycles. Furthermore, the state budget continues to be under stress from mandated spending on education and the social needs of a growing population. From time to time California and its political subdivisions have encountered financial difficulties.

- PROJECT/INDUSTRIAL DEVELOPMENT BOND RISK is the risk that a Fund may be more sensitive to an adverse economic, business or political development if it invests more than 25% of its assets in municipal instruments the interest upon which is paid solely from revenues of similar projects, or in industrial development bonds.


9. The following replaces the first paragraph under "Risk that applies primarily to the California Municipal Money Market Fund" on page 10:

- NON-DIVERSIFICATION RISK is the risk that a non-diversified Fund may be more susceptible to adverse financial, economic or other developments affecting any single issuer, and more susceptible to greater losses because of these developments.


10. The following replaces the sentence "Year to date total return for the six months ended June 30, 1999: 2.27%" on page 11 for the Money Market Fund:

Year to date total return for the nine months ended
September 30, 1999:                                    3.50%

11. The following replaces the sentence "Year to date total return for the six months ended June 30, 1999: 2.22%" on page 12 for the U.S. Government Money Market Fund:

Year to date total return for the nine months ended
September 30, 1999:                                    3.41%

12. The following replaces the sentence "Year to date total return for the six months ended June 30, 1999: 2.19%" on page 12 for the U.S. Government Select Money Market Fund:

Year to date total return for the nine months ended
September 30, 1999:                                     3.37%


13. The following replaces the sentence "Year to date total return for the six months ended June 30, 1999: 1.33%" on page 13 for the Municipal Money Market Fund :

Year to date total return for the nine months ended
September 30, 1999:                                    2.03%


14. The following replaces the sentence "Year to date total return for the six months ended June 30, 1999: 1.23%" on page 13 for the California Municipal Money Market Fund:

Year to date total return for the nine months ended
September 30, 1999:      1.85%

15. A reference to footnote number 5 is added to the Shareholder Fees chart on pages 14-15 immediately after "Tax-Exempt Money Market" in the first column of the chart to read "Tax-Exempt Money Market."<F5> Footnote number 5 is added following footnote number 4 on page 15, with the following text:

<F5>
Since the Tax-Exempt Money Market Fund had not commenced operations as of the date of this Prospectus, "Other Expenses" is based on estimated amounts the Fund expects to pay during the current fiscal year.


16. The following replaces the chart appearing under "Example" on page 16:

        FUND                     ONE YEAR    3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------------
Money Market                         $91       $284        $493       $1,096
--------------------------------------------------------------------------------
U.S. Government Money Market          93        290         504        1,120
--------------------------------------------------------------------------------
U.S. Government Select Money Market   93        290         504        1,120
--------------------------------------------------------------------------------
Tax-Exempt Money Market               94        295         N/A          N/A
--------------------------------------------------------------------------------
Municipal Money Market                91        284         493        1,096
--------------------------------------------------------------------------------
California Municipal Money Market     93        290         504        1,120
--------------------------------------------------------------------------------


17. The following replaces the second sentence of the second paragraph under "Investment Adviser" on page 17:

As of September 30, 1999, Northern Trust Corporation and its subsidiaries had approximately $33.7 billion in assets, $19.1 billion in deposits and employed over 8,360 persons.


18. The following replaces the third paragraph under "Investment Adviser" on page 17:

Northern Trust has for more than 100 years managed the assets of individuals, charitable organizations, foundations and large corporate investors. Northern Trust and its affiliates administered in various capacities (including as master trustee, investment manager or custodian) approximately $ 1.38 trillion of assets as of September 30, 1999, including approximately $262.8 billion of assets for which Northern Trust and its affiliates had investment management responsibility.


19. The following replaces the second and third paragraphs under "Fund Management and Other Services" on page 19:

Northern Trust also serves as transfer agent ("Transfer Agent") and custodian for each Fund. As Transfer Agent, Northern Trust performs various administrative servicing functions, and any shareholder inquiries should be directed to it.
The fees that Northern Trust receives for its services in those capacities are described in the Statement of Additional Information. Northern Trust and PFPC Inc., formerly First Data Investor Services Group, Inc. ("PFPC") act as co-administrators for Northern Funds. The fee that Northern Trust and PFPC receives for their co-administrative services is described on pages 14-15 under "Fund Fees and Expenses."


20. The following replaces the Northern Funds' address under "Opening An Account-By Mail" on page 20:

Mail your check, corporate resolution (if needed) and completed Purchase Application to:

          Northern Funds
          P.O. Box 75986
          Chicago, IL  60675-5986


21. The following replaces the Northern Funds' address under "Opening An Account-By Wire" on page 21:

Complete a Purchase Application and send it to:

          Northern Funds
          P.O. Box 75986
          Chicago, IL  60675-5986


22. The following replaces the Northern Funds' address under "Opening An Account -By Automatic Investment" on page 21, "Selling Shares-By Mail" on page 22, "Selling Shares-By Exchange" on page 23, "Selling Shares-By Telephone" on page 24, "Miscellaneous Purchase Information" on page 26 and "For More Information-Statement of Additional Information-To obtain other information and for shareholder inquiries" on page 52:

          Northern Funds
          P.O. Box 75986
          Chicago, IL  60675-5986


23. The following replaces the paragraph entitled "Shareholder Reports" on page 30:

SHAREHOLDER COMMUNICATIONS. Shareholders of record will be provided each year with a semiannual report showing portfolio investments and other information as of September 30 and, after the close of the Funds' fiscal year on March 31, with an annual report containing audited financial statements. If you have consented to the delivery of a single copy of the shareholder reports, prospectuses or (if and when permitted by law) proxy or information statements to all shareholders who share the same mailing address with your account, you may revoke your consent at any time by contacting the Northern Funds Center by phone at (800) 595-9111 or by mail at Northern Funds, P.O. Box 75986, Chicago, IL 60690-6319. You may also send an e-mail to northernfunds@execpc.com. The Funds will begin sending individual copies to you within 30 days after receipt of your revocation.


24. The following replaces the second, third and fourth paragraphs under "Year 2000 Issues" on page 35:

Many computer systems use two digits rather than four to identify the year. Unless adapted, these systems may not be able to correctly distinguish the Year 2000 from the Year 1900. As the Year 2000 arrives, many systems may be unable to accurately process certain date-based information, which could cause a variety of operational problems for businesses. This could have a negative effect on the companies in which the Funds invest, thus hurting the Funds' investment returns.

Northern Trust Corporation has implemented steps to prepare its mission-critical computer systems and processes for Year 2000 processing. It has established a dedicated Year 2000 Project Team whose members have significant systems development and maintenance experience. Northern Trust Corporation's Year 2000 project included a comprehensive testing plan of its mission-critical systems. Northern Trust Corporation has advised Northern Funds that it has completed work on its mission-critical systems and testing with significant outside parties.

Northern Trust Corporation also instituted a program to monitor and assess the efforts of other parties, such as other service providers to the Fund. However, it cannot control the success of those other parties' efforts. Contingency plans have been established where believed necessary to provide Northern Trust Corporation with alternatives in case these entities experience significant Year 2000 difficulties that impact Northern Trust Corporation.


25. The following supplements the information presented under "FINANCIAL INFORMATION" on pages 46-51:

                             FINANCIAL INFORMATION

The financial highlights tables are intended to help you understand a Fund's financial performance for the past five years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). Information for the period ended September 30, 1999 has not been audited and is included in the semiannual report along with the Funds' financial statements. The semiannual report is available upon request and without charge.


FINANCIAL HIGHLIGHTS
Money Market Funds


                                                                              U.S.                                 CALIFORNIA
                                                    U.S. GOVERNMENT    GOVERNMENT SELECT       MUNICIPAL            MUNICIPAL
                               MONEY MARKET FUND   MONEY MARKET FUND   MONEY MARKET FUND   MONEY MARKET FUND    MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                   SIX MONTHS          SIX MONTHS          SIX MONTHS          SIX MONTHS          SIX MONTHS
                                     ENDED               ENDED               ENDED               ENDED                ENDED
                                 SEPT. 30, 1999      SEPT. 30, 1999      SEPT. 30, 1999      SEPT. 30, 1999      SEPT. 30, 1999
                                  (UNAUDITED)         (UNAUDITED)         (UNAUDITED)         (UNAUDITED)          (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA
NET ASSET VALUE,
   BEGINNING OF PERIOD                $1.00                $1.00              $1.00                $.00               $1.00

INCOME FROM
   INVESTMENT OPERATIONS:

   Net investment
     income                            0.02                 0.02               0.02                0.01                0.01
-----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS PAID:
   From net investment
     income                          (0.02)               (0.02)             (0.02)              (0.01)              (0.01)
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE,
   END OF PERIOD                      $1.00                $1.00              $1.00               $1.00               $1.00
===================================================================================================================================
TOTAL RETURN<F1>                      2.33%                2.28%              2.25%               1.40%               1.27%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands,
   end of period                 $5,249,673             $439,993           $376,885          $2,233,674            $451,814
Ratio to average net
assets of<F2>:
Expenses, net of
   waivers and
   reimbursements                     0.55%                0.55%              0.55%               0.55%               0.55%
Expenses, before
   waivers and
   reimbursements                     0.89%                0.91%              0.91%               0.89%               0.92%
Net investment income,
   net of waivers and
   reimbursements                     4.61%                4.50%              4.44%               2.76%               2.51%
Net investment income,
   before waivers and
   reimbursements                     4.27%                4.14%              4.08%               2.42%               2.14%
-----------------------------------------------------------------------------------------------------------------------------------

--------------------------

<F1> Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.
<F2> Annualized for periods less than a full year.


26. The following information replaces the text presented under "FOR MORE INFORMATION- On the Internet" on page 52:

ON THE INTERNET  -  Text-only versions of the Funds' documents are available:

     -    On the SEC's website at http://www.sec.gov.
     -    On Northern Funds' website at http://www.northernfunds.com.

You may review and obtain copies of Northern Funds' documents by visiting the SEC's Public Reference Room in Washington, D.C. You may also obtain copies of Northern Funds' documents, after paying a duplicating fee, by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102, or by electronic request to: publicinfo@sec.gov. Information on the operation of the public reference room may be obtained by calling the SEC at 1-202-942-8090.